Other Current Assets - Schedule of Other Current Assets (Details) (OWP Ventures, Inc.) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Security deposit	$ 4,518	$ 4,494
Prepaid expenses	67,350	30,850
Total	$ 136,779	35,344
OWP Ventures, Inc. [Member]
Security deposit		4,494
Prepaid expenses		30,850
Total		$ 35,344